INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

U.S. TREASURY OBLIGATIONS -- 39.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bill, 1.19%, 6/26/03            $10,000      $ 9,941,861
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $9,941,822)                           $ 9,941,861
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Banque Nationale De Paris Euro
Time-Deposit Cayman Island,
1.188%, 1/2/03                                $ 1,120      $ 1,120,037
Skandinaviska Enskilada Banken
Time-Deposit, 1.20%, 1/2/03                     1,000        1,000,067
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,120,104)                         $ 2,120,104
----------------------------------------------------------------------

COMMERCIAL PAPER -- 51.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Atlantic Asset Security Corp.,
1.40%, 1/27/03                                $ 1,000      $   998,989
Brahms Funding Corp., 1.50%, 1/10/03            1,000          999,625
Equitable, 1.32%, 1/14/03                       1,000          999,523
Gotham Funding Corp., 1.50%, 1/8/03             1,000          999,667
Jade Capital, 1.55%, 1/7/03                     1,000          999,742
Jefferson Smurfit, 1.45%, 1/9/03                1,000          999,678
Manhattan Asset Funding Co.,
1.42%, 1/15/03                                  1,000          999,408
Maximillian Capital, 1.55%, 1/2/03              1,000          999,957
Nieuw Amsterdam Receivable,
1.45%, 1/2/03                                   1,000          999,960
Romulus Funding Corp., 1.42%, 1/10/03           1,000          999,605
Starbird, 1.42%, 1/15/03                        1,000          999,448
Tennessee State, 1.45%, 1/10/03                 1,000        1,000,000
Victory Receivables, 1.52%, 1/9/03              1,000          999,662
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $12,995,264)                        $12,995,264
----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $25,057,190)                           $25,057,229
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $       926
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $25,058,155
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $25,057,190)                           $25,057,229
Cash                                              123
Receivable from the Investment Adviser         15,942
Interest receivable                               805
-----------------------------------------------------
TOTAL ASSETS                              $25,074,099
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       910
Accrued expenses                               15,034
-----------------------------------------------------
TOTAL LIABILITIES                         $    15,944
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $25,058,155
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $25,058,116
Net unrealized appreciation (computed on
   the basis of
   identified cost)                                39
-----------------------------------------------------
TOTAL                                     $25,058,155
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
-------------------------------------------------
Interest                                  $38,095
-------------------------------------------------
TOTAL INVESTMENT INCOME                   $38,095
-------------------------------------------------

Expenses
-------------------------------------------------
Investment adviser fee                    $13,910
Trustees' fees and expenses                   910
Legal and accounting services              10,010
Miscellaneous                               5,022
-------------------------------------------------
TOTAL EXPENSES                            $29,852
-------------------------------------------------
Deduct --
   Allocation of expenses to the
      Investment Adviser                  $15,942
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $15,942
-------------------------------------------------

NET EXPENSES                              $13,910
-------------------------------------------------

NET INVESTMENT INCOME                     $24,185
-------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (250)
-------------------------------------------------
NET REALIZED LOSS                         $  (250)
-------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    39
-------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    39
-------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (211)
-------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,974
-------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
----------------------------------------------------------------------
From operations --
   Net investment income                  $                     24,185
   Net realized loss                                              (250)
   Net change in unrealized appreciation
      (depreciation)                                                39
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $                     23,974
----------------------------------------------------------------------
Capital transactions --
   Contributions                          $                 63,031,410
   Withdrawals                                             (38,097,239)
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $                 24,934,171
----------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $                 24,958,145
----------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------
At beginning of period                    $                    100,010
----------------------------------------------------------------------
AT END OF PERIOD                          $                 25,058,155
----------------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)
----------------------------------------------------------
Ratios/Supplemental Data+
----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                              0.50%(2)
   Net investment income                     0.84%(2)
Portfolio Turnover                              0%
----------------------------------------------------------
TOTAL RETURN                                 0.23%
----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $25,058
----------------------------------------------------------
+  The operating expenses of the Portolio refelect an
   allocation of expenses to the Investment Adviser. Had
   such action not been taken the ratios would have been
   as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.07%(2)
   Net investment income                     0.27%(2)
----------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002 and remained inactive until September 30, 2002 except for matters related to its organization and sale of initial interests of $100,010. The Portfolio seeks total return by investing in a broad range of fixed income securities, including U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Low Duration Fund held a 99.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. There were no custodian fees incurred by the Portfolio for the period from the start of business
   September 30, 2002, to December 31, 2002.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. For the period from the start of business September 30, 2002, to December 31, 2002, the fee was equivalent to 0.50% (annualized) of the Portfolio's average net assets for such period and amounted to $13,910. To enhance the net investment income of the Portfolio, EVM was allocated $15,942 of the Portfolio's operating expenses for the period from the start of business, September 30, 2002, to December 31, 2002. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, September 30, 2002, to December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   During the period, the Fund's investment activities were limited to purchases and sales or maturities of short-term obligations.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $25,057,190
    -----------------------------------------------------
    Gross unrealized appreciation             $        39
    Gross unrealized depreciation                      --
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $        39
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, September 30, 2002, to December 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2002, there were no outstanding obligations under these financial instruments.

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets, and the supplementary data for the period September 30, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Cash Management Portfolio (CMP), Government Obligations Portfolio (GOP), Investment Portfolio (IP) and Investment Grade Income Portfolio (IGIP), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust, CMP and GOP  Executive Officer of
 11/28/59                                  since 1998; of    National Financial
                                          IGIP since 2000;   Partners (financial
                                          of IP since 2002   services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                         of GOP since 1992;  of EVC, EV, EVM and
                                         of CMP since 1993;  BMR; Director of EV;
                                           of IGIP since     Vice President and
                                         2000; of IP since   Director of EVD.
                                                2002         Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                           of CMP and GOP    (corporate relations                           funds) consisting of 17
                                           since 1993; of    and communications                                  portfolios
                                          IGIP since 2000;   company).
                                          of IP since 2002

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                   of CMP and GOP    Banking Emeritus,                                and Telect, Inc.
                                           since 1993; of    Harvard University                              (telecommunication
                                          IGIP since 2000;   Graduate School of                               services company)
                                          of IP since 2002   Business
                                                             Administration.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                           of CMP and GOP    investment and
                                           since 1993; of    financial advisory
                                          IGIP since 2000;   services company)
                                          of IP since 2002   (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust, CMP and GOP  University of
                                           since 1998; of    California at Los
                                          IGIP since 2000;   Angeles School of Law
                                          of IP since 2002   (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1986;   Consultant.
                                           of CMP and GOP
                                           since 1993; of
                                          IGIP since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 34 registered
 7/28/59                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Elizabeth Kenyon     President of CMP     Since 2002(2)     Vice President of EVM and BMR.
 9/8/59                   and IGIP                           Officer of 2 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                 CMP and IGIP                         Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh               the Trust                           Officer of 125 registered
 1/22/57                                                     investment companies managed
                                                             by EVM or BMR.

 Duncan W.           Vice President the      Since 2001      Senior Vice President and
 Richardson                Trust                             Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Judith A. Saryan    Vice President of       Since 2003      Vice President of EVM and BMR.
 8/21/54                 the Trust                           Previously, Portfolio Manager
                                                             and Equity Analyst for State
                                                             Street Global Advisors
                                                             (1980-1999). Officer of 22
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Susan Schiff          Vice President    Vice President of   Vice President of EVM and BMR.
 3/13/61                                  the Trust and IP   Officer of 24 registered
                                         since 2002; of GOP  investment companies managed
                                             since 1993      by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Mark Venezia         President of GOP     Since 2002(2)     Vice President of EVM and BMR.
 5/23/49                   and IP                            Officer of 3 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust, CMP and GOP  Chief Legal Officer of BMR,
                                           since 1997; of    EVM, EVD and EVC. Officer of
                                          IGIP since 2000;   190 registered investment
                                          of IP since 2002   companies managed by EVM or
                                                             BMR.

 Kristin S.           Treasurer of CMP     Since 2002(2)     Assistant Vice President of
 Anagnost                                                    EVM and BMR. Officer of 109
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,  Treasurer of IGIP     Since 2002(2)     Assistant Vice President of
 Jr.                                                         EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.           Treasurer of GOP     Since 2002(2)     Vice President of EVM and BMR.
 Campbell                  and IP                            Officer of 190 registered
 6/19/57                                                     investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (2) Prior to 2002, Ms. Kenyon served as Vice President of CMP and IGIP since 2001, Mr. Venezia served as Vice President of GOP since 1993,
      Ms. Anagnost served as Assistant Treasurer of CMP since 1998,
      Mr. Austin served as Assistant Treasurer of IGIP since 2000 and
      Ms. Campbell served as Assistant Treasurer of GOP since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.